Note 9 - Loss Per Share - Summary of Basic and Diluted Loss Per Common Share (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Net loss attributable to controlling shareholders	$ (6,774,193)	$ (2,192,839)
Weighted average number of shares outstanding during the period, basic and diluted (in shares)	2,737,297	2,721,952
Loss per share, basic and diluted (in dollars per share)	$ (2.47)	$ (0.81)